Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax asset	$ 4,395,000	$ 4,051,000
Valuation allowance	(4,395,000)	(4,051,000)
Deferred tax assets, total	$ 0	$ 0